BASIS OF PREPARATION	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

2 BASIS OF PREPARATION

These unaudited interim condensed consolidated financial statements as of and for the six months ended 30 September 2024 and 30 September 2023 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the audited combined financial statements of the Company for the year ended 31 March 2024.

Operating results for the six months ended 30 September 2024 are not necessarily indicative of the results that may be expected for the year ending 31 March 2025.

In the opinion of management, the unaudited interim condensed consolidated financial statements include all adjustments necessary to make the financial statements not misleading, and all adjustments are of a normal recurring nature unless otherwise stated.

2.1 Going concern basis of accounting

The unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to meet its financial obligations, working capital requirements and capital expenditures as and when they fall due. Future cash flow projections have been analyzed to establish the cash requirements over the coming 12 months which highlight a need for the Group to raise additional capital and/or reduced expenses as necessary.

Since incorporation, the Group has incurred losses but has been able to fund itself via raising funds from investors, issuance of debt instruments and funding by way of shareholders’ loans. Diginex Limited has convertible loan notes and preferred shares, classified as liabilities on the interim condensed consolidated statement of financial position, which will be mandatorily converted into equity upon the Form F-1 of the Company being declared effective. The founder of the Company has provided assurances that Rhino Ventures, a company controlled by the founder, will continue to support the Company via the shareholder’s loans for the earlier of the next 12 months from the date of the interim condensed combined financial statements for the six months ended 30 September 2024 are issued, or the date the Company’s planned registration statement on Form F-1 being declared effective and the consummation of the Initial Public Offering (the “IPO”) and the related funding. In addition to the above options to raise capital, management also has the ability to control or reduce cash outflows by reducing the cost base of the Group.

Taking into account the ability for the Group to raise finances and management’s ability to control costs, management has alleviated the substantial doubt about the Group’s ability to continue as a going concern.

2.2 Application of new and amendments to IFRSs

New IFRS standards adopted during the periods

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual financial statements for the year ended 31 March 2024.

2 BASIS OF PREPARATION

These combined financial statements for the year ended 31 March 2024 have been prepared in accordance with the International Financial Reporting Standards (“IFRSs”) issued by the International Accounting Standards Board (“IASB”).

2.1 Going concern basis of accounting

The combined financial statements have been prepared on a going concern basis, which assumes that the Group will be able to meet its financial obligations, working capital requirements and capital expenditures as and when they fall due. Future cash flow projections have been analyzed to establish the cash requirements over the coming 12 months which highlight a need for the Group to raise additional capital and/or reduced expenses as necessary.

Since incorporation, the Group has incurred losses but has been able to fund itself via raising funds from investors, issuance of debt instruments and funding by way of shareholders’ loans. In May 2024, DSL completed an $8.0 million capital raise with its immediate holding company, Rhino Ventures, which was settled by advances of cash of $6.1 million and the conversion of loans from immediate holding company of $1.9 million. Upon the completion of the capital raise, DSL allotted 5,086 ordinary shares and 10,172 warrants to Rhino Venture. As of 31 March 2024, $5.3 million of cash had been received and is classified as due to immediate holding company and outstanding loans amounted to $1.9 million. DSL also has convertible loan notes and preferred shares, classified as liabilities on the combined statement of financial position, which will be mandatorily converted into equity upon the Form F-1 of the Company being declared effective. The founder of the Company has provided assurances that Rhino Ventures, a company controlled by the founder, will continue to support the Company via the shareholder’s loans for the earlier of the next 12 months from the date of these combined financial statements were issued or the date the Company’s planned registration statement on Form F-1 being declared effective and the consummation of the initial public offering and the related funding. In addition to the above options to raise capital, management also has the ability to control or reduce cash outflows by reducing the cost base of the Group.

Taking into account the ability for the Group to raise finances and management’s ability to control costs, management has alleviated the doubt about the Group’s ability to continue as a going concern.

2.2 Application of new and amendments to IFRSs

For the purpose of preparing the combined financial statements for the year ended 31 March 2024, the Group has consistently applied the accounting policies which conform with IFRSs, which includes IFRSs, International Accounting Standards (“IAS”) and Interpretations (“IFRIC – Int”) issued by the IASB that are effective for the accounting period beginning on 1 April 2023, throughout the year.

In the current year, the Group has applied the following new and amendments to IFRSs issued by the IASB for the first time, which are mandatorily effective for the Group’s financial annual periods beginning on or after 1 April 2023 for the preparation of the combined financial statements:

●	IFRS 17 and the Related Amendments - Insurance Contracts
●	Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies
●	Amendments to IAS 8 - Definition of Accounting Estimates
●	Amendments to IAS 12 - Deferred Tax Related to Assets and Liabilities arising from a Single Transaction
●	Amendments to IAS 12 - International Tax Reform–Pillar Two Model Rules

Except as described below, the application of the new and amendments to IFRSs in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these combined financial statements.

Amendment to IAS 1 and IFRS Practice Statement 2 Disclosure of Accounting Policies

IAS 1 is amended to replace all instances of the term “significant accounting policies” with “material accounting policy information”. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The amendments also clarify that accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material. If an entity chooses to disclose immaterial accounting policy information, such information must not obscure material accounting policy information.

IFRS Practice Statement 2 Making Materiality Judgements (the “Practice Statement”) is also amended to illustrate how an entity applies the “four-step materiality process” to accounting policy disclosures and to judge whether information about an accounting policy is material to its financial statements.

The Group has revisited the accounting policy information it has been disclosing and considered it is consistent with the amendments.

Amendments to IAS 8 Definition of Accounting Estimate

The amendments define accounting estimates as “monetary amounts in financial statements that are subject to measurement uncertainty”. An accounting policy may require items in financial statements to be measured in a way that involves measurement uncertainty – that is, the accounting policy may require such items to be measured at monetary amounts that cannot be observed directly and must instead be estimated. In such a case, an entity develops an accounting estimate to achieve the objective set out by the accounting policy. Developing accounting estimates involves the use of judgements or assumptions based on the latest available, reliable information. In addition, the concept of changes in accounting estimates in IAS 8 is retained with additional clarifications.

The amendments do not have a material impact on these combined financial statements as the Group’s approach in distinguishing changes in accounting policies and changes in accounting policies and changes in accounting estimates is consistent with the amendments.

2.3 New and amendments to IFRSs in issued but not yet effective

The Group has not early applied the following new and amendments to IFRSs that have been issued but are not yet effective:

●	Amendments to IFRS 10 and IAS 28: “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture” (effective for annual periods beginning on or after a date to be determined)
●	Amendments to IAS 1: “Classification of Liabilities as Current or Non-current” (effective for fiscal periods beginning on or after 1 January 2024)
●	Amendments to IAS 1: “Non-current Liabilities with Covenants” (effective for fiscal periods beginning on or after 1 January 2024)
●	Amendments to IAS 7 and IFRS 7: “Supplier Finance Arrangements” (effective for fiscal periods beginning on or after 1 January 2024)
●	Amendments to IFRS 16: “Lease Liability in a Sale and Leaseback” (effective for fiscal periods beginning on or after 1 January 2024)

Management anticipates that the application of all the new and amendments to IFRSs will have no material impact on the Group’s combined financial statements in the future.